Pension plan obligations (Details 9) - G0 Plan [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Interest cost rates	R$ 233,290
Expense to be recognized	R$ 233,290